Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year(1)	Summary Compensation Table (“SCT”) Total for PEO	CAP to PEO(2)	Average SCT Total for Non-PEO NEOs	Average CAP to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”)(3)	Net Loss (thousands)
2024	$6,586,663	$5,197,649	$1,527,060	$1,227,674	$99.24	$(111,779)
2023	$1,738,115	$2,464,675	$1,191,293	$1,501,865	$110.46	$(63,779)
2022	$1,813,741	$2,493,683	$599,442	$700,393	$106.22	$(40,370)

Named Executive Officers, Footnote [Text Block]
(1)	During 2024, 2023 and 2022, Brian F. Sullivan was our PEO, and Lance G. Laing and Vicky Hahne were our Non-PEO NEOs.

PEO Total Compensation Amount		$ 6,586,663	$ 1,738,115	$ 1,813,741
PEO Actually Paid Compensation Amount	[1]	5,197,649	2,464,675	2,493,683
Non-PEO NEO Average Total Compensation Amount		1,527,060	1,191,293	599,442
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 1,227,674	1,501,865	700,393
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The following amounts were deducted from / added to the SCT total compensation in accordance with the SEC-mandated adjustments to calculate CAP to our PEO and the average CAP to our Non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. None of our NEOs participate in a pension plan; therefore, no adjustment from the SCT total related to pension value was made.

Adjustments	PEO ($)	Average of Other NEOs ($)
SCT Total	$6,586,663	$1,527,060
- Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year	$(5,748,490)	$(1,099,599)
+ Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Covered Fiscal Year	$4,108,141	$764,986
± Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(204,918)	$(105,665)
± Fair Value at Vesting Date of Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	$320,124	$58,814
± Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	$136,129	$82,078
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	$-	$-
+ Dividends or Other Earnings Paid on Stock Awards in the Covered Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Covered Fiscal Year	$-	$-
Compensation Actually Paid	$5,197,649	$1,227,674

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	[2]	$ 99.24	110.46	106.22
Net Income (Loss) Attributable to Parent		$ (111,779)	$ (63,779)	$ (40,370)
PEO Name		Brian F. Sullivan	Brian F. Sullivan	Brian F. Sullivan
Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (5,748,490)
Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,099,599)
Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,108,141
Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		764,986
Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(204,918)
Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(105,665)
Fair Value at Vesting Date of Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		320,124
Fair Value at Vesting Date of Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		58,814
Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		136,129
Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		82,078
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Dividends or Other Earnings Paid on Stock Awards in the Covered Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Dividends or Other Earnings Paid on Stock Awards in the Covered Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	The following amounts were deducted from / added to the SCT total compensation in accordance with the SEC-mandated adjustments to calculate CAP to our PEO and the average CAP to our Non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. None of our NEOs participate in a pension plan; therefore, no adjustment from the SCT total related to pension value was made.
[2]	TSR represents the value, as of the end of each fiscal year, of $100 invested in our common stock at the closing price on December 31, 2021, the last trading day before fiscal 2022. The per-share market price of our common stock on such date was $13.19, and the per-share market prices on the last trading days of fiscal years 2022, 2023 and 2024 were $14.01, $14.57, and $13.09, respectively. No dividends or other distributions have been made with respect to our common stock.